EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Outstanding	0
Warrants Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	12,376	0